Significant Accounting Policies (Details Narrative)			12 Months Ended
	Nov. 09, 2022	Mar. 27, 2020	Jul. 31, 2022 USD ($)	Jul. 31, 2022 AUD ($)	Jul. 30, 2022 USD ($)
Subsequent Event [Line Items]
Cash, FDIC Insured Amount			$ 250,000
Amount issued insured australian financial claims				$ 250,000	$ 175,000
Capitalization threshold of property and equipment			$ 5,000
Effective Income Tax Rate Reconciliation, Tax Credit, Percent			43.50%
Coronavirus Aid, Relief and Economic Security Act [Member]
Subsequent Event [Line Items]
Description for economic relief to eligible businesses		the president signed into law the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”) providing nearly $2 trillion in economic relief to eligible businesses impacted by the coronavirus outbreak
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split	1-for-22